Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	$ 1,625,901	$ 970,857	$ 2,974,639	$ 1,714,770	$ 4,299,717	$ 1,212,870
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	587,916	488,836	1,171,057	917,136	2,256,546	1,100,199
Platform (Creator Subscriptions) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	400,367	451,965	908,600	758,867	1,926,135	70,623
Ecommerce (Tangible products) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	634,966	5,526	889,690	5,526	90,433
Affiliate Sales [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	2,652	7,798	5,292	15,806	26,453	33,748
Other Revenue [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue		$ 16,732		$ 17,435	$ 150	$ 8,300